United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Quarter ended 08/31/13

Item 1. Schedule of Investments

Federated Bond Fund
Portfolio of Investments
August 31, 2013 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—67.8%
		Basic Industry - Chemicals—1.1%
$2,390,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$2,522,506
1,970,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,505,992
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	1,664,328
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,414,656
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,656,432
2,385,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	2,708,046
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,741,962
		TOTAL	16,213,922
		Basic Industry - Metals & Mining—4.1%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,656,282
1,570,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	1,550,329
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,202,037
2,600,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	2,538,396
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	779,944
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	756,942
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	688,680
2,600,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	2,597,400
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,416,237
2,100,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	2,157,750
4,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	3,985,000
750,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	680,625
1,350,000	[1,2]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 2.50%, 5/1/2018	1,271,167
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	2,327,059
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	3,024,614
3,325,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	3,270,899
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	3,007,000
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,590,083
8,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	7,291,192
2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,515,042
1,820,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	1,508,478
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	5,106,885
515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	598,156
1,000,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	969,232
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,008,582
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,153,129
4,020,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	4,257,473
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,689,330
		TOTAL	63,597,943
		Basic Industry - Paper—1.0%
1,240,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,525,094
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,445,894
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	2,056,450
1,430,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	1,470,752
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
2,500,000		Westvaco Corp., 7.65%, 3/15/2027	2,697,450

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Paper—continued
$4,750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	$5,724,781
		TOTAL	14,920,421
		Capital Goods - Aerospace & Defense—0.3%
3,650,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	3,906,883
650,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	648,375
400,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	390,253
		TOTAL	4,945,511
		Capital Goods - Building Materials—0.8%
4,000,000		Masco Corp., Sr. Unsecd. Note, 5.85%, 3/15/2017	4,300,000
3,570,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	3,748,500
4,460,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	4,996,529
		TOTAL	13,045,029
		Capital Goods - Construction Machinery—0.2%
3,030,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	3,191,887
		Capital Goods - Diversified Manufacturing—1.0%
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,034,857
4,020,000		Harsco Corp., 5.75%, 5/15/2018	4,250,672
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,170,505
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,211,334
3,970,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	4,144,505
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	2,882,775
		TOTAL	15,694,648
		Capital Goods - Environmental—0.0%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	552,616
		Capital Goods - Packaging—0.2%
1,700,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	1,650,217
960,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	1,007,012
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	953,279
		TOTAL	3,610,508
		Communications - Media & Cable—0.8%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,117,554
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,712,527
1,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	881,311
1,603,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	1,689,883
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,076,745
1,470,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,382,162
1,810,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	1,544,480
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	983,898
360,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	426,759
		TOTAL	12,815,319
		Communications - Media Noncable—1.7%
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,066,600
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	7,836,884
3,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	2,923,149
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	440,599
1,200,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	1,283,630
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,184,228
1,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	1,863,224
1,730,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	1,574,103

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media Noncable—continued
$3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	$3,177,744
3,440,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	3,110,045
		TOTAL	26,460,206
		Communications - Telecom Wireless—1.6%
5,840,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,449,125
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	361,191
1,025,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,093,059
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,004,523
1,365,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	1,355,836
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	6,934,976
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	2,181,622
4,000,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	3,919,024
		TOTAL	25,299,356
		Communications - Telecom Wirelines—1.8%
1,870,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	1,957,673
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	3,988,087
4,780,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	4,325,900
4,500,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	4,500,000
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,554,500
4,940,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	5,123,348
2,700,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	2,761,838
3,100,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	3,023,886
		TOTAL	28,235,232
		Consumer Cyclical - Automotive—3.5%
5,200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	5,353,660
1,150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	1,160,114
3,500,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	3,434,074
2,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, 2.625%, 9/15/2016	2,054,344
3,000,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	2,654,058
2,850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	2,772,745
4,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	4,835,266
880,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	857,193
2,500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	2,439,295
1,340,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	1,417,606
1,470,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	1,477,754
2,500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	2,486,593
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	2,901,416
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	455,453
5,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	5,456,110
4,590,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	4,521,251
2,625,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	2,616,884
2,560,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	2,684,567
3,993,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	4,063,708
		TOTAL	53,642,091
		Consumer Cyclical - Entertainment—1.1%
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3,092,001
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,386,516
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,415,762
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	1,492,887

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Entertainment—continued
$1,700,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	$1,854,185
3,810,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	4,170,868
200,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	230,109
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	702,086
2,725,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	2,695,753
		TOTAL	17,040,167
		Consumer Cyclical - Lodging—0.6%
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	3,037,750
1,230,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	1,136,053
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	2,006,546
1,980,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	1,933,995
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	791,292
12,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	13,298
		TOTAL	8,918,934
		Consumer Cyclical - Retailers—0.4%
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	1,039,195
1,466,852	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,550,166
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	669,000
2,070,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	2,462,776
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,204,226
		TOTAL	6,925,363
		Consumer Cyclical - Services—0.7%
7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	8,884,994
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,133,666
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	1,098,893
		TOTAL	11,117,553
		Consumer Non-Cyclical - Food/Beverage—1.6%
3,180,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	3,299,428
500,000		Bunge Ltd., Sr. Note, 8.50%, 6/15/2019	608,301
1,120,000	[1,2]	ConAgra Foods, Inc., Series 144A, 6.625%, 8/15/2039	1,299,314
2,700,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	2,521,473
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,584,309
2,130,000		Kellogg Co., 1.75%, 5/17/2017	2,123,714
6,900,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	6,281,049
1,130,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	1,331,840
1,070,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	1,189,747
2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	2,403,391
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	1,727,509
		TOTAL	24,370,075
		Consumer Non-Cyclical - Health Care—0.2%
875,000		Boston Scientific Corp., 4.50%, 1/15/2015	919,800
1,050,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	1,010,163
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	499,084
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	601,911
		TOTAL	3,030,958
		Consumer Non-Cyclical - Pharmaceuticals—0.4%
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,789,830
800,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	811,320

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$2,950,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	$3,152,084
		TOTAL	6,753,234
		Consumer Non-Cyclical - Products—0.2%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	947,767
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,553,048
		TOTAL	2,500,815
		Consumer Non-Cyclical - Supermarkets—0.1%
960,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,141,006
300,000		Safeway, Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	330,531
		TOTAL	1,471,537
		Consumer Non-Cyclical - Tobacco—0.1%
250,000		Altria Group, Inc., 9.25%, 8/6/2019	328,081
950,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	977,998
		TOTAL	1,306,079
		Energy - Independent—1.8%
1,690,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	1,646,077
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	482,244
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	6,298,949
495,000		Pemex Project Funding Master Trust, 5.75%, 12/15/2015	535,837
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,000,000
7,180,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	7,639,520
6,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	6,339,000
600,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	585,809
1,260,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	1,188,385
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	566,879
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,033,821
		TOTAL	27,316,521
		Energy - Integrated—2.2%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,853,577
4,000,000		BP Capital Markets PLC, 1.375%, 5/10/2018	3,851,776
1,200,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,256,388
3,270,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,506,558
720,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	726,169
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	1,902,362
2,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	2,566,290
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	2,365,907
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	514,292
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,803,738
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	274,122
4,180,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	3,691,099
2,740,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	2,549,198
1,930,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	1,961,368
1,880,000		Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	1,908,700
		TOTAL	33,731,544
		Energy - Oil Field Services—0.8%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	714,812
1,400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,722,318
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	2,478,747
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	242,383

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	$1,036,970
1,000,000	[1,2]	Schlumberger Investment SA, Company Guarantee, 1.95%, 9/14/2016	1,014,733
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	111,346
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,866,725
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	674,811
610,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	582,341
410,372	[1,2]	Windsor Petroleum Transport Corp., Series 144A, 7.84%, 1/15/2021	252,380
		TOTAL	11,697,566
		Energy - Refining—0.5%
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	792,186
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,966,906
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	4,998,566
		TOTAL	7,757,658
		Financial Institution - Banking—13.4%
3,660,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	3,912,467
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,652,854
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,611,245
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	2,097,892
9,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.625%, 7/1/2020	10,892,930
7,895,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	8,798,977
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	4,852,660
2,700,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	2,616,268
5,000,000	[1,2]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	5,125,000
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,645,655
5,500,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,115,143
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,377,198
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,433,504
1,470,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,582,417
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	1,039,984
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,671,968
1,440,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	1,461,810
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	8,050,387
1,450,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	1,548,314
3,000,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.50%, 5/1/2014	3,098,532
2,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	2,874,317
1,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	1,503,777
3,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	3,300,135
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	1,052,778
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	8,783,432
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,157,276
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	4,679,434
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,007,860
3,100,000		HSBC Bank USA, N.A., Sr. Sub. Note, 4.625%, 4/1/2014	3,170,020
1,770,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	1,784,880
600,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	655,772
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	969,577
2,900,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,966,770
780,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	915,484
2,050,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,126,274

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	$1,120,510
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	671,910
10,900,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	11,373,169
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	4,098,225
1,450,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,503,128
6,550,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	6,850,907
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,037,922
1,900,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	2,038,041
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	2,186,048
3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	3,640,029
5,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	6,004,165
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,678,853
2,450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	2,628,963
4,320,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	3,959,829
9,030,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	9,580,108
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,066,385
565,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	626,330
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.923%, 3/29/2049	435,000
3,500,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,348,923
4,908,256	[1,2,5]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3,163,273
4,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	4,189,958
1,000,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,054,874
1,130,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	1,203,337
4,500,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.80%, 11/1/2014	4,714,456
3,440,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	3,628,897
1,100,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	1,159,731
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,255,598
		TOTAL	206,751,560
		Financial Institution - Brokerage—2.6%
3,970,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	4,627,730
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,591,258
1,070,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,024,906
279,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	320,195
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	5,316,201
700,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	759,612
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,529,725
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	1,657,803
2,500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	2,791,537
4,390,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	5,341,023
1,325,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	1,425,316
1,020,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	1,014,900
1,370,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	1,444,421
3,500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	3,604,321
2,990,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	3,725,166
3,355,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	3,501,214
		TOTAL	40,675,328
		Financial Institution - Finance Noncaptive—4.3%
1,000,000		American Express Co., Sr. Unsecd. Note, 2.75%, 9/15/2015	1,036,621
2,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	2,087,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Noncaptive—continued
$2,500,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	$2,419,462
783,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	989,086
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	2,373,992
3,150,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	3,260,357
7,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	7,245,840
1,910,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.95%, 5/9/2016	1,985,965
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,587,068
2,850,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	3,002,777
6,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	7,873,287
13,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	12,014,665
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	6,112,500
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,467,548
1,500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.96%, 12/21/2065	1,290,000
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,661,865
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,308,380
3,250,000		Susa Partnership LP, Sr. Unsecd. Note, 8.20%, 6/1/2017	3,776,666
		TOTAL	66,493,329
		Financial Institution-Insurance - Health—0.1%
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	800,720
		Financial Institution-Insurance - Life—3.8%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,265,625
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,991,078
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,477,589
6,220,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	6,431,517
7,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	8,753,340
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,088,570
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,191,761
1,720,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,175,465
1,000,000		Lincoln National Corp., Sr. Unsecd. Note, 4.00%, 9/1/2023	991,558
1,350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	1,373,886
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	729,320
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	5,597,652
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	1,485,000
600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	605,133
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	864,310
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	4,445,392
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,285,230
1,040,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	981,584
1,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	1,151,658
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,834,729
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	2,690,180
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	1,144,104
3,950,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	4,423,988
		TOTAL	58,978,669
		Financial Institution-Insurance - P&C—1.5%
2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	3,175,291
540,000		CNA Financial Corp., 6.50%, 8/15/2016	609,631
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,117,829
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	1,040,127

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution-Insurance - P&C—continued
$700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	$846,370
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,870,913
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	894,283
1,360,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	1,398,148
1,150,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	1,109,441
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	4,085,420
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	4,762,111
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	292,187
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 7/1/2046	1,248,519
		TOTAL	22,450,270
		Financial Institution - REITs—1.9%
1,750,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	1,978,161
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	1,354,023
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	1,449,606
2,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	1,916,076
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	3,998,582
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,661,555
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	520,098
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,252,890
2,300,000	[1,2]	Healthcare Trust of America, Series 144A, 3.70%, 4/15/2023	2,139,975
421,000		iStar Financial, Inc., Sr. Unsecd. Note, Series B, 5.70%, 3/1/2014	427,841
370,000		Liberty Property LP, 6.625%, 10/1/2017	422,071
2,160,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	1,985,038
740,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	866,569
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	583,523
1,700,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,774,414
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,668,279
830,000		Simon Property Group LP, 6.75%, 5/15/2014	852,007
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,312,170
920,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	943,204
		TOTAL	29,106,082
		Municipal Services—0.3%
1,825,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	1,775,104
2,950,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	2,923,391
		TOTAL	4,698,495
		Sovereign—0.4%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,450,167
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,092,538
1,550,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	2,014,770
		TOTAL	5,557,475
		Technology—2.8%
1,580,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,631,671
1,630,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	1,507,651
1,650,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	1,593,549
1,800,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	1,719,285
1,125,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	1,016,201
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,423,108
750,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	731,609
1,400,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	1,375,683

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$4,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	$3,616,632
4,030,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,677,242
6,175,000		Harris Corp., 5.95%, 12/1/2017	6,834,379
1,600,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,666,845
5,300,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	5,447,504
2,540,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	2,498,034
1,000,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,024,221
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,701,919
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	975,794
1,380,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,356,682
2,030,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	2,160,247
		TOTAL	43,958,256
		Transportation - Airlines—0.3%
26,649		Continental Airlines, Inc., Pass Thru Cert., Series 971A, 7.461%, 4/1/2015	26,783
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,218,103
2,870,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	3,087,095
		TOTAL	5,331,981
		Transportation - Railroads—0.8%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,379,907
1,506,588		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	1,736,944
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,829,181
1,325,000	[1,2]	Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	1,213,966
1,410,000		Union Pacific Corp., 4.875%, 1/15/2015	1,487,162
		TOTAL	11,647,160
		Transportation - Services—1.0%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	3,540,503
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	4,510,916
5,390,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	5,561,639
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	1,241,132
1,175,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	1,208,899
		TOTAL	16,063,089
		Utility - Electric—3.2%
3,050,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,789,573
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	815,598
300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	349,140
435,436		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	450,580
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,562,280
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,372,938
2,000,000		Dominion Resources, Inc., Unsecd. Note, Series B, 5.95%, 6/15/2035	2,319,404
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	123,016
2,100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,153,290
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	6,036,820
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	300,066
4,100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	4,019,287
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	892,138
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	344,392
870,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	834,683
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,123,266
1,574,831	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,687,426

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,330,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	$1,383,712
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	6,769,359
1,645,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,259,937
1,280,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	1,288,969
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,798,049
1,200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	1,291,148
850,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	860,222
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	240,259
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,501,719
1,000,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,133,274
110,847		Waterford 3 Funding Corp., 8.09%, 1/2/2017	110,402
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,083,032
		TOTAL	48,893,979
		Utility - Natural Gas Distributor—0.7%
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	249,225
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	909,187
2,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	2,488,861
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	2,546,982
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	442,500
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,448,941
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,886,791
		TOTAL	10,972,487
		Utility - Natural Gas Pipelines—1.9%
2,390,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	2,510,640
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,411,790
1,000,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	1,047,254
3,850,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	3,987,857
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,804,910
2,900,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	2,832,708
1,000,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	1,012,005
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,422,631
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,312,676
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	977,970
2,150,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	1,958,672
3,100,000		Williams Partners LP, 5.25%, 3/15/2020	3,314,520
		TOTAL	28,593,633
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,007,285,898)	1,047,135,206
		MORTGAGE-BACKED SECURITIES—0.0%
3,068		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	3,382
3,457		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	3,805
632		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	695
2,386		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	2,661
2,295		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	2,477
4,584		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	5,344
2,847		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	3,256
3,231		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	3,716
19,794		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	22,064
15,052		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	16,760
3,212		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	3,768

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
$1,541		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	$1,779
7,011		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	8,071
3,054		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	3,287
4,000		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	4,544
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $76,622)	85,609
		MUNICIPAL BONDS—0.4%
		Municipal Services—0.4%
4,720,000		Chicago, IL, Taxable Project and Refunding (Series 2012B) GO Bonds, 5.432%, 1/1/2042	3,741,119
2,040,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026	2,337,249
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,786,520)	6,078,368
		FOREIGN GOVERNMENTS/AGENCIES—0.5%
		Sovereign—0.5%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	994,500
2,475,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	2,734,875
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,545,605
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,875,476)	7,274,980
		COMMON STOCKS—0.0%
		Automotive—0.0%
8,473	[3]	General Motors Co.	288,760
2,127	[3]	Motors Liquidation Co.	64,023
		TOTAL	352,783
		Utility - Electric—0.0%
113		NRG Energy, Inc.	2,966
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,239,488)	355,749
		WARRANTS—0.0%
		Automotive—0.0%
7,703	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	189,956
7,703	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	132,261
		TOTAL WARRANTS (IDENTIFIED COST $1,367,883)	322,217
		PREFERRED STOCKS—0.3%
		Financial Institution - Brokerage—0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Inc., Pfd., Series D	1,300
		Financial Institution - REITs—0.3%
80,000		ProLogis, Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	4,676,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	4,677,300
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
300,000		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025	329,957
		Non-Agency Mortgage—0.0%
7,008	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 2.713%, 1/28/2027	6,293
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $357,073)	336,250
		INVESTMENT COMPANIES—29.9%[7]
1,190,904	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	1,190,904

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[7]
70,174,187	High Yield Bond Portfolio	$459,640,925
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $533,655,960)	460,831,829
	TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $1,562,630,210)[9]	1,527,097,508
	OTHER ASSETS AND LIABILITIES - NET—1.1%[10]	17,093,386
	TOTAL NET ASSETS—100%	$1,544,190,894
The average notional amount of credit default swap contracts held by the Fund throughout the period was $15,000,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2013, these restricted securities amounted to $213,881,134, which represented 13.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2013, these liquid restricted securities amounted to $206,358,852, which represented 13.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at August 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$2,800,000	$3,092,001
SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 2.713%, 1/28/2027	2/4/1998	$62,825	$6,293
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	10/31/1996 - 9/29/1999	$4,048,581	$4,423,988
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	Affiliated holdings.
8	7-day net yield.
9	At August 31, 2013, the cost of investments for federal tax purposes was $1,565,927,767. The net unrealized depreciation of investments for federal tax purposes was $38,830,259. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $59,038,263 and net unrealized depreciation from investments for those securities having an excess of cost over value of $97,868,522.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Investment Valuation
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investments within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's afffiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,043,971,933	$3,163,273	$1,047,135,206
Mortgage-Backed Securities	—	85,609	—	85,609
Municipal Bonds	—	6,078,368	—	6,078,368
Foreign Governments/Agencies	—	7,274,980	—	7,274,980
Collateralized Mortgage Obligations	—	336,250[1]	—	336,250
Equity Securities:
Common Stocks
Domestic	355,749	—	—	355,749
Preferred Stocks
Domestic	4,676,000	—	1,300	4,677,300
Warrants	322,217	—	—	322,217
Investment Companies[2]	460,831,829	—	—	460,831,829
TOTAL SECURITIES	$466,185,795	$1,057,747,140	$3,164,573	$1,527,097,508
1	Includes $8,293 of collateralized mortgage obligation security transferred from Level 3 to Level 2 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period.
2	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013